Shareholder Fees {- Fidelity® Large Cap Value Enhanced Index Fund}	Mar. 18, 2022 USD ($)
08.31 Fidelity Enhanced Index Funds Combo PRO-15 | Fidelity® Large Cap Value Enhanced Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none